RISKS (Details 4) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables		$ 490	$ 431
Trade and other payables	[1]	302	194
Borrowings		2,103	1,996
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		412	304
Trade and other payables	[1]	231	178
Borrowings		118	56
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables		19	61
Trade and other payables	[1]	50	4
Borrowings		304	102
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade receivables		6	6
Trade and other payables	[1]	12	5
Borrowings		357	557
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade receivables		12	18
Trade and other payables	[1]	3	3
Borrowings		992	256
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade receivables		(0)	(0)
Trade and other payables	[1]	6	4
Borrowings		332	1,025
No Set Maturity Term [Member]
IfrsStatementLineItems [Line Items]
Trade receivables		41	42
Trade and other payables		(0)	(0)
Borrowings

[1]	Corresponding to the investment plan’s readjustment bond at the Sierra Chata block (see Note 17.2).